united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2021

1-855-61-SUPER

www.SuperfundUS.com

Dear Shareholders:

We are pleased to provide you with the Semi-Annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). The Fund’s return for the six-month period from November 1, 2020 to April 30, 2021 was positive, returning 21.92% for both Class A shares and Class I shares. The Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index *), which returned 0.05% for the same time period.

Performance Review

November 2020

The Fund generated strong overall returns in November (class A: 5.68%; class I: 5.62%), as the US election passed without upsetting markets. The announcement of three vaccines that are effective against the COVID-19 virus drove a risk-on mood in markets and added fuel to the post-US election rally, eclipsing worries about the near-term economic outlook. Equity markets cheered the light at the end of the tunnel, allowing for a rally across the board for all major global indices. Government bonds were volatile during the month as US Treasury yields saw daily changes around the US election and news on vaccines, while in Europe most government bond yields rose. In commodities, an energy rally saw strong gains for Brent crude as vaccine optimism boosted hopes for a sustained recovery in economic activity and energy demand. Industrial metals posted saw double-digit gains, while precious metals were the only component to record a negative return as investor demand for safe-haven assets waned.

December 2020

The Fund generated robust returns of 6.25% for class A and 6.29% for class I in the month of December. Despite near-term weakness, the US markets took news of falling US retail sales, weaker regional Fed surveys and rising jobless claims in stride this month, looking past the surge in COVID-19 infections and tightening restrictions designed to curb the virus as the equities markets remained resilient, of course with some much needed help from Capitol Hill as a deal was struck over the much-needed pandemic relief bill. The Stock Indices sector dominated the Fund’s performance this month with contributory support from the Currency sector. However, the Bond sector for the month was driven by corporate defaults, while the Commodity sector was in positive territory despite a global reflation trade that is lifting commodities and at the same time undermining the US Dollar.

January 2021

The month of January saw the Fund producing overall positive returns of 1.54% for class A and 1.52% for class I, as global equities defiantly shook off the rising political tension and the resulting havoc of the U.S. Capital riots. Equities rallied earlier in the month as investors expressed keen optimism about the newly democratically elected President of the US, and the government’s ability to be more forthcoming with increased fiscal and monetary stimulus. The Fund was able to capitalize on these early gains in stock indices, allowing it to cushion some of the losses seen in the latter part of the month. The Energy sector was the main performer as oil supplies tightened with strong demand as shale production was curtailed to reduce inventories accumulated during the pandemic. Furthermore, China’s ever-growing demand from U.S. corn producers - driven by increased need for animal feed - sent grain prices higher. Hence Commodities formed the top performing sector for the Fund. However, the Fund underperformed in bonds and currencies this month, as government bond yields proved volatile.

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

February 2021

The Fund produced strong positive returns for the month of February (4.77% for class A and 4.72% for class I). As large-scale vaccinations stemmed the number of new Covid-19 infections worldwide, major equities rose, and the Fund’s Stock Indices sector returned positive gains. The overall best performance was in the Energy sector as demand for oil rose due to OPEC production cuts-, and the catastrophic Texas winter freeze which led to an unexpected reduction in WTI crude output. As a result, oil prices gained for the fourth consecutive month. In the Bonds sector, the Fund experienced small negative returns as the month saw a rise in long-term interest rates. This was driven by expectations that fiscal and monetary stimulus will lead to higher levels of economic growth and inflation. Consequently, the US dollar showed its strength as the traditional safe-haven currency, closing the month with gains even as the yen and other risk currencies closed the month with net losses.

March 2021

March saw global indices rise to record highs, boosted by strong performances in U.S. and European equities due to vaccine rollouts and the US fiscal stimulus. The Fund’s positions in Stock Indices rode the rise in prices to have the highest returns of all its invested market sectors. Rising equity prices were met with falling government bond prices, resulting in the Bonds sector being the biggest underperformer for the Fund. While oil prices gained briefly as the Suez Canal in Egypt was blocked for a week by a lodged container ship, this wasn’t enough to keep oil markets from experiencing negative returns. These falling prices, coupled with the falling prices in the Metals markets, resulted in the Fund experiencing negative returns in its commodities positions. Overall, the Fund’s performance remained flat at 0.00% for both classes.

April 2021

April saw global markets focused on the strong economic outlook provided by successful vaccination roll-outs in developed countries, and spending programs proposed by the Biden administration which drove positive sentiment and led equity markets to continue into April with a strong month of performance. Stock Indices proved to be the best performing sector for the Fund. The Bonds sector also produced positive returns, as the US Federal Reserve maintained a reluctance to tighten monetary policy for the foreseeable future. This reluctance also resulted in a weakened U.S. dollar, which underperformed against the majority of global currencies. In correspondence with this, the Fund’s Currencies sector experienced negative returns. For Commodities, the Fund produced overall positive returns despite a poor performance in agricultural markets. Even with this, the Fund produced overall positive returns for the month of April with 2.07% and 2.15% for classes A and I respectively.

Strategy Summary

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in commodity, financial futures and foreign currency futures markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments.

Impact of COVID-19 Pandemic

Although there can be no assurances and past performance does not guarantee future results, we believe the impact on the Fund’s overall performance of adverse developments in specific market sectors can be mitigated by the Fund’s diversified asset allocation and risk management strategy. During the reporting period, the Fund’s performance remained generally positive despite the ongoing COVID-19 pandemic. We also note that, during the reporting period, none of the services provided by the Fund’s Adviser or any of its third-party service providers were disrupted as a result of the COVID-19 pandemic.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Gerhard Entzmann

Managing Director

Superfund Advisors, Inc.

*) Glossary of Indices mentioned in this document:

Bank of America Merrill Lynch 3-Month	Tracks the performance of the U.S. dollar denominated U.S.
U.S. Treasury Bill Index	Treasury Bills remaining term to final maturity of 3 months

The views expressed in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

3115-NLD-5/26/2021

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Superfund Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2021

The Fund’s performance figures* for the six months ended April 30, 2021, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Five Years	Since Inception(a)
Class A	21.92%	15.73%	13.14%	10.73%	6.27%
Class A with 5.75 % load(b)	14.89%	9.06%	10.93%	9.42%	5.42%
Class I	21.92%	15.67%	13.22%	10.89%	6.44%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(c)	0.05%	0.11%	1.45%	1.18%	0.83%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the fee waiver noted below. Past performance is no guarantee of future results. The Fund’s total annual operating expenses prior to expense waivers are 3.24% and 2.99% for Class A and Class I shares, respectively, per the March 1, 2021 prospectus (as amended). For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

Effective February 26, 2019, the Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and dervice (12b-1) fees and acquired fund fees and expenses, until February 28, 2022 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2022. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 28, 2022, at which time it will be determined whether such agreements will be renewed or revised.

(a)	Superfund Managed Futures Strategy Fund Class A shares and Class I shares commenced operations on December 31, 2013.

(b)	Effective as of February 28, 2020, the Fund has waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus until February 28, 2022.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

The Fund’s asset classes are as follows:

Holdings by Asset Class	% of Net Assets
Bank Deposits	83.3%
Other Assets Less Liabilities(1)	16.7%
100.0%

(1)The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities”; however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2021

Principal		Fair Value
	SHORT-TERM INVESTMENT - 83.3%
	BANK DEPOSITS - 83.3%
$12,860,442	Union Bank Institutional Trust Deposit Account - IV, 0.07% +	$12,860,442
	TOTAL SHORT-TERM INVESTMENT (Cost - $12,860,442)

	TOTAL INVESTMENTS - 83.3% (Cost - $12,860,442)	12,860,442
	OTHER ASSETS LESS LIABILITIES - 16.7%	2,569,676
	NET ASSETS - 100.0%	$15,430,118

+	Reflects seven-day effective yield on April 30, 2021.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2021

FUTURES CONTRACTS

				Fair Value /
			Underlying	Unrealized
Number of Long			Face/Notional	Appreciation
Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
2	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	Jun-21	758,400	$(1,235)
99	CBOT 10 Year U.S. Treasury Note +	Jun-21	5,914,013	8,788
15	CBOT 2 Year U.S. Treasury Note +	Jun-21	1,095,750	(450)
9	CBOT Corn +	Jul-21	1,164,285	8,438
2	CBOT Rough Rice +	Jul-21	38,030,000	(400)
8	CBOT Soybean +	Jul-21	613,700	1,913
1	CBOT Soybean Meal +	Jul-21	42,610	(680)
29	CBOT U.S. Long Bond +	Jun-21	2,804,300	94
1	CBOT Wheat Future +	Jul-21	227,080	125
6	CME Australian Dollar +	Jun-21	488,640	(63)
4	CME Canadian Dollar +	Jun-21	293,500	4,460
2	CME E-Mini Standard & Poor’s 500 Index	Jun-21	441,516	5,540
2	CME E-Mini Standard & Poor’s MidCap 400 Index	Jun-21	34,748	(3,750)
1	CME Euro Foreign Exchange +	Jun-21	39,400	(1,244)
4	CME Euro FX/Japanese Yen Cross Rate Currency +	Jun-21	563,288	6,701
7	CME Feeder Cattle +	Aug-21	959,000	(20,188)
4	CME Lean Hogs +	Jun-21	76,070	5,270
54	CME Mexican Peso +	Jun-21	11,982,600	6,010
3	CME Swiss Franc +	Jun-21	557,718	1,400
2	CME Ultra Long Term U.S. Treasury Bond +	Jun-21	159,500	(3,282)
2	COMEX Copper +	Jul-21	353,540	100
7	COMEX Gold 100 Troy Ounces +	Jun-21	373,625	(5,010)
6	COMEX Silver +	Jul-21	164,340	(5,345)
7	Eurex 10 Year Euro BUND +	Jun-21	84,438	(4,668)
2	Eurex 30 Year Euro BUXL +	Jun-21	50,400	(11,005)
2	Eurex DAX Index	Jun-21	403,800	(5,686)
12	Eurex EURO STOXX 50	Jun-21	1,765,080	2,521
2	Euro-BTP Italian Bond +	Jun-21	124,320	(5,424)
4	Euronext Amsterdam Index	May-21	675,340	(4,792)
16	Euronext CAC 40 Index	May-21	702,240	1,475
2	Euronext Maize +	Jun-21	174,409	904
5	Euronext Rapeseed +	Jul-21	146,415	(1,286)
12	French Government Bond +	Jun-21	1,925,880	(22,946)
14	FTSE 100 Index	Jun-21	971,250	5,762
7	FVSA index - Mini-Futures on VSTOXX	May-21	616,525	569
3	HKG Hang Seng Index	May-21	737,156	(4,162)
4	ICE Brent Crude Oil +	May-21	1,088,120	4,630
2	ICE Brent Crude Oil +	Jun-21	300,813	2,300
1	ICE Carbon Emissions +	Dec-21	105,975	2,124
5	ICE Gas Oil +	Jun-21	403,704	3,975
2	ICE Gas Oil +	May-21	120,520	200
1	LME Copper +	Jun-21	66,760	36,069
3	LME Lead +	Jun-21	89,160	8,075
2	LME Nickel +	Jun-21	126,280	(1,416)
3	LME Primary Aluminum +	Jun-21	190,440	12,937
6	LME Zinc +	Jun-21	381,480	13,038
1	MDE Crude Palm Oil +	Jul-21	170,000	(1,071)
50	MDE Kuala Lumpur Composite Index	May-21	71,325,000	(6,889)
2	MEFF Madrid IBEX 35 Index	May-21	107,500	6,898
2	Montreal Exchange S&P/TSX 60 Index	Jun-21	264,062	(259)
2	NYBOT CSC C Coffee +	Jul-21	223,400	1,669
1	NYBOT CSC Number 11 World Sugar +	Jun-21	36,738	(414)
6	NYMEX Brent Crude Oil Last Day +	May-21	98,610,000	(7,470)
3	NYMEX Henry Hub Natural Gas +	Aug-21	18,555,000	530
1	NYMEX Light Sweet Crude Oil +	Jul-21	175,050	2,100
1	NYMEX Light Sweet Crude Oil +	Jun-21	17,277	2,450
6	NYMEX Light Sweet Crude Oil +	May-21	371,340	10,500
4	NYMEX NY Harbor ULSD +	May-21	8,458,000	10,546
1	NYMEX Platinum +	Jul-21	36,175	630
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB +	May-21	66,280	2,995

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2021

FUTURES CONTRACTS

				Fair Value /
			Underlying	Unrealized
Number of Long			Face/Notional	Appreciation
Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
3	OML Stockholm OMXS 30 Index	May-21	43,680	$80
2	OSE Gold +	Dec-21	97,680	453
11	OSE Gold +	Feb-22	588,500	1,357
5	OSE Nikkei 225 mini	Jun-21	14,440,000	1,076
16	OSE Platinum +	Feb-22	1,595,760	(444)
3	Robusta Coffee+	Jul-21	454,020,000	1,440
44	SFE 3 Year Australian Bond +	Jun-21	9,183,680	(154)
7	SFE S&P ASX Share Price Index 200	Jun-21	1,100,750	14,540
7	SGX FTSE China A50 Futures	May-21	14,315	1,328
9	SGX FTSE Taiwan Index	May-21	600,840	2,830
2	SGX MSCI Singapore Index	May-21	12,376,000	(68)
1	SGX Nifty 50 Index	May-21	33,663	(791)
1	TSE Japanese 10 Year Bond +	Jun-21	53,044	(91)
1	TSE TOPIX Index	Jun-21	77,060	(2,614)
9	WCE Canola +	Jul-21	220,950	8,741
	Net Unrealized Appreciation from Long Futures Contracts			$90,284

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2021

FUTURES CONTRACTS

				Fair Value /
			Underlying	Unrealized
Number of Short			Face/Notional	Appreciation
Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
(5)	CBOE Volatility Index	May-21	565,375	$(700)
(33)	CBOT 5 Year U.S. Treasury Note +	Jun-21	3,243,900	(4,892)
(1)	CBOT Oats +	Jul-21	80,825	(175)
(3)	CME British Pound +	Jun-21	371,814	756
(1)	CME E-mini Russell 2000 Index	Jun-21	71,580	(90)
(3)	CME Euro FX/British Pound Cross Rate Currency +	Jun-21	48,210	(5,545)
(3)	CME New Zealand Dollar +	Jun-21	89,340	(1,670)
(1)	Cocoa +	Jul-21	108,906	553
(55)	Eurex 2 Year Euro SCHATZ +	Jun-21	7,410,150	958
(4)	Eurex 5 Year Euro BOBL +	Jun-21	448,320	438
(2)	Eurex Swiss Federal Bond +	Jun-21	1,227,820	1,271
(4)	Euronext CAC 40 Index	May-21	81,150	(864)
(2)	Euronext Milling Wheat +	Sep-21	255,340	182
(1)	FTSE/MIB Index	Jun-21	10,963	267
(4)	HKG Hang Seng China Enterprises Index	May-21	478,220	425
(1)	KCBT Hard Red Winter Wheat +	Jul-21	538,400	150
(2)	LME Lead +	Jun-21	70,350	(6,000)
(2)	LME Nickel +	Jun-21	107,500	5,610
(1)	LME Primary Aluminum +	Jun-21	105,975	(3,987)
(4)	LME Zinc +	Jun-21	238,950	(9,450)
(6)	Long Gilt +	Jun-21	438,300	4,963
(3)	Montreal Exchange 10 Year Canadian Bond +	Jun-21	258,956	108
(5)	NYBOT CTN Frozen Concentrated Orange Juice A +	Jul-21	817,600	2,513
(1)	NYMEX Henry Hub Natural Gas +	Jul-21	139,360	(2,740)
(1)	NYMEX Henry Hub Natural Gas +	Jun-21	16,793	(820)
(1)	NYMEX Henry Hub Natural Gas +	May-21	29,890	(1,020)
(4)	NYMEX NY Harbor ULSD +	Jun-21	117,240	(11,802)
(2)	SAFEX FTSE/JSE Top 40 Index	Jun-21	124,320	663
(2)	SFE 10 Year Australian Bond +	Jun-21	40,876	345
(2)	White Sugar +	Jul-21	44,840	1,400
	Net Unrealized Depreciation from Short Futures Contracts			$(29,153)
	Net Unrealized Appreciation from Futures Contracts			$61,131

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2021

FUTURES CONTRACTS

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

^	All collateral for open futures contracts consists of cash included as deposits with the broker.

BOBL - Bundes Obligation

BTP - Business Transaction Protocol

CAC - French Stock Market Index

CBOE - Chicago Board Options Exchange

CBOT - Central Bank of Turkey

CBT - Chicago Board of Trade

CHF - Swiss Franc

CME - Chicago Mercantile Exchange

COMEX - Commodity Exchange

DAX - Deutscher Aktienindex

FTSE - Financial Times Stock Exchange

IBEX - Spanish Stock Index

ICE - Intercontinental Exchange Inc.

JSE - Johannesburg Stock Exchange

KC HRW - Kansas City Hard Red Winter

LME - London Metal Exchange

MDE - Mylaysia Derivatives Exchange

NYBOT - The New York Board of Trade

NYMEX - The New York Mercantile Exchange

OAT - Obligations Assimilables Du Tresor

OMXS - Stockholm Index

OSE - Osaka Securities Exchange

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

S&P - Standard & Poor’s

SGX - Stock Exchange of Singapore

STOXX - Stock Index of Eurozone Stocks

TSX - Toronto Stock Exchange

TOPIX - Tokyo Stock Price Index

ULSD - Ultra Low Sulfur Diesel

VSTOXX - Volatility Derivatives on Eurex Exchange

WCE - Winnipeg Commodity Exchange

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/16/2021	ADM	100,000	AUD	77,585	USD	$(324)
6/16/2021	ADM	200,000	AUD	197,134	CAD	(5,737)
6/16/2021	ADM	200,000	AUD	16,529,320	JPY	3,247
6/16/2021	ADM	100,000	AUD	108,438	NZD	(530)
6/16/2021	ADM	200,000	AUD	217,426	NZD	(1,456)
6/16/2021	ADM	100,000	AUD	97,528	CAD	(2,024)
6/16/2021	ADM	100,000	AUD	97,438	CAD	(1,951)
6/16/2021	INTL FCStone	200,000	CAD	157,441	USD	5,149
6/16/2021	ADM	200,000	CAD	16,771,200	JPY	9,100
6/16/2021	ADM	97,358	CAD	100,000	AUD	1,886
6/16/2021	ADM	97,089	CAD	100,000	AUD	1,667
6/16/2021	ADM	172,755	CAD	100,000	GBP	1,969
6/16/2021	ADM	172,885	CAD	100,000	GBP	2,075
6/16/2021	ADM	172,825	CAD	100,000	GBP	2,026
6/16/2021	ADM	172,316	CAD	100,000	GBP	1,612
6/16/2021	ADM	95,773	CAD	100,000	AUD	597
6/16/2021	ADM	171,976	CAD	100,000	GBP	1,336
6/16/2021	ADM	171,808	CAD	100,000	GBP	1,199
6/16/2021	ADM	95,704	CAD	100,000	AUD	542
6/16/2021	ADM	100,000	CHF	11,761,800	JPY	2,128
6/16/2021	ADM	100,000	CHF	90,277	EUR	997
6/16/2021	ADM	100,000	CHF	11,850,540	JPY	1,316
6/16/2021	INTL FCStone	100,000	CHF	11,871,470	JPY	1,125
6/16/2021	INTL FCStone	100,000	CHF	109,238	USD	533
6/16/2021	INTL FCStone	100,000	CHF	109,339	USD	433
6/16/2021	INTL FCStone	120,000,000	CLP	166,081	USD	1,904
6/16/2021	ADM	60,000,000	CLP	85,448	USD	(1,456)
6/16/2021	ADM	1,200,000	CNH	184,241	USD	717
6/16/2021	ADM	1,200,000	CNH	184,866	USD	92
6/16/2021	ADM	1,200,000	CNH	184,757	USD	201
6/16/2021	ADM	3,000,000	CZK	114,687	EUR	1,420
6/16/2021	ADM	3,000,000	CZK	115,512	EUR	425
6/16/2021	ADM	3,000,000	CZK	115,459	EUR	489
6/16/2021	ADM	3,000,000	CZK	140,959	USD	(1,354)
6/16/2021	ADM	1,200,000	DKK	195,297	USD	(902)
6/16/2021	ADM	600,000	DKK	97,044	USD	153
6/16/2021	ADM	600,000	DKK	97,070	USD	127
6/16/2021	ADM	109,900	EUR	40,000,000	HUF	(1,193)
6/16/2021	ADM	200,000	EUR	25,801,000	JPY	4,850
6/16/2021	ADM	200,000	EUR	242,314	USD	(1,334)
6/16/2021	ADM	182,274	EUR	200,000	CHF	78
6/16/2021	ADM	114,084	EUR	3,000,000	CZK	(2,146)
6/16/2021	ADM	58,417	EUR	600,000	SEK	(601)
6/16/2021	ADM	58,254	EUR	600,000	SEK	(797)
6/16/2021	ADM	100,000	EUR	87,283	GBP	(373)
6/16/2021	ADM	100,000	EUR	120,308	USD	182
6/16/2021	ADM	100,000	EUR	120,288	USD	202
6/16/2021	ADM	173,124	GBP	200,000	EUR	(1,252)
6/16/2021	ADM	157,791	GBP	200,000	CHF	(1,048)
6/16/2021	ADM	200,000	GBP	355,527	CAD	(12,082)
6/16/2021	ADM	200,000	GBP	29,802,360	JPY	4,193
6/16/2021	ADM	100,000	GBP	174,726	CAD	(3,571)
6/16/2021	INTL FCStone	100,000	GBP	174,870	CAD	(3,688)
6/16/2021	INTL FCStone	100,000	GBP	175,771	CAD	(4,421)
6/16/2021	ADM	40,000,000	HUF	133,150	USD	462
6/16/2021	INTL FCStone	20,000,000	HUF	55,349	EUR	115
6/16/2021	ADM	20,000,000	HUF	65,648	USD	1,158
6/16/2021	ADM	20,000,000	HUF	55,477	EUR	(38)
6/16/2021	ADM	20,000,000	HUF	65,881	USD	925
6/16/2021	ADM	1,000,000,000	IDR	68,875	USD	68

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/16/2021	INTL FCStone	2,000,000,000	IDR	137,969	USD	$(83)
6/16/2021	ADM	500,000	ILS	153,006	USD	1,229
6/16/2021	ADM	500,000	ILS	152,861	USD	1,374
6/16/2021	INTL FCStone	20,000,000	INR	268,168	USD	(43)
6/16/2021	INTL FCStone	10,000,000	INR	135,172	USD	(1,109)
6/16/2021	ADM	11,621,840	JPY	100,000	CHF	(3,409)
6/16/2021	ADM	8,511,780	JPY	100,000	CAD	(3,395)
6/16/2021	ADM	20,000,000	JPY	185,229	USD	(2,190)
6/16/2021	ADM	15,139,500	JPY	100,000	GBP	85
6/16/2021	ADM	10,000,000	JPY	92,733	USD	(1,213)
6/16/2021	ADM	20,000,000	JPY	185,742	USD	(2,703)
6/16/2021	ADM	8,435,400	JPY	100,000	AUD	(61)
6/16/2021	INTL FCStone	100,000,000	KRW	89,282	USD	620
6/16/2021	INTL FCStone	100,000,000	KRW	89,349	USD	553
6/16/2021	ADM	1,000,000	MXN	49,267	USD	55
6/16/2021	ADM	1,000,000	MXN	49,227	USD	95
6/16/2021	ADM	1,200,000	NOK	139,112	USD	5,333
6/16/2021	ADM	600,000	NOK	59,037	EUR	1,089
6/16/2021	ADM	600,000	NOK	59,116	EUR	994
6/16/2021	ADM	100,000	NZD	72,781	USD	(1,043)
6/16/2021	ADM	100,000	NZD	71,974	USD	(236)
6/16/2021	ADM	100,000	NZD	72,200	USD	(462)
6/16/2021	ADM	107,250	NZD	100,000	AUD	(322)
6/16/2021	ADM	214,768	NZD	200,000	AUD	(451)
6/16/2021	INTL FCStone	400,000	PEN	108,363	USD	(2,759)
6/16/2021	INTL FCStone	400,000	PEN	108,363	USD	(2,759)
6/16/2021	INTL FCStone	24,000,000	PHP	491,904	USD	6,247
6/16/2021	ADM	800,000	PLN	213,838	USD	(2,657)
6/16/2021	ADM	400,000	PLN	105,662	USD	(72)
6/16/2021	ADM	400,000	PLN	106,030	USD	(440)
6/16/2021	INTL FCStone	6,000,000	RUB	80,206	USD	(760)
6/16/2021	INTL FCStone	3,000,000	RUB	39,908	USD	(185)
6/16/2021	INTL FCStone	3,000,000	RUB	40,072	USD	(349)
6/16/2021	ADM	1,200,000	SEK	117,906	EUR	(91)
6/16/2021	ADM	600,000	SEK	59,420	EUR	(608)
6/16/2021	ADM	600,000	SEK	59,372	EUR	(550)
6/16/2021	ADM	600,000	SEK	71,313	USD	(326)
6/16/2021	ADM	600,000	SEK	71,249	USD	(262)
6/16/2021	ADM	200,000	SGD	149,478	USD	828
6/16/2021	ADM	200,000	SGD	149,671	USD	635
6/16/2021	INTL FCStone	9,000,000	TWD	327,642	USD	(5,422)
6/16/2021	INTL FCStone	218,944	USD	800,000	PEN	7,735
6/16/2021	INTL FCStone	133,833	USD	10,000,000	INR	(230)
6/16/2021	INTL FCStone	106,769	USD	600,000	BRL	(3,420)
6/16/2021	INTL FCStone	68,437	USD	1,000,000,000	IDR	(506)
6/16/2021	ADM	105,868	USD	400,000	PLN	278
6/16/2021	ADM	120,479	USD	100,000	EUR	(11)
6/16/2021	INTL FCStone	82,141	USD	60,000,000	CLP	(1,851)
6/16/2021	ADM	97,014	USD	600,000	DKK	(184)
6/16/2021	ADM	105,572	USD	400,000	PLN	(19)
6/16/2021	ADM	185,259	USD	20,000,000	JPY	2,220
6/16/2021	ADM	185,113	USD	20,000,000	JPY	2,074
6/16/2021	ADM	65,288	USD	20,000,000	HUF	(1,518)
6/16/2021	ADM	65,314	USD	20,000,000	HUF	(1,492)
6/16/2021	ADM	119,748	USD	100,000	EUR	(742)
6/16/2021	ADM	96,501	USD	600,000	DKK	(696)
6/16/2021	INTL FCStone	181,799	USD	1,200,000	CNH	(3,159)
6/16/2021	INTL FCStone	215,827	USD	6,000,000	TWD	1,014
6/16/2021	INTL FCStone	107,953	USD	3,000,000	TWD	546
6/16/2021	INTL FCStone	39,293	USD	3,000,000	RUB	(430)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/16/2021	INTL FCStone	39,226	USD	3,000,000	RUB	$(497)
6/16/2021	ADM	70,901	USD	100,000	NZD	(837)
6/16/2021	ADM	76,083	USD	100,000	AUD	(1,178)
6/16/2021	INTL FCStone	38,750	USD	3,000,000	RUB	(973)
6/16/2021	INTL FCStone	134,391	USD	10,000,000	INR	328
6/16/2021	INTL FCStone	38,620	USD	3,000,000	RUB	(1,104)
6/16/2021	INTL FCStone	133,618	USD	10,000,000	INR	(444)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(11,499)

ADM - ADM Investor Services, Inc.

INTL FCStone - International FCStone, Inc.

AUD - Australian Dollar

BRL - Brazial Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Yuan Reminbi

COP - Columbian Peso

CZK - Czech Koruna

DKK - Danish Krone

EUR - Euro

GBP - Great British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philppine Peso

PLN - Poland ztoly

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan New Dollar

USD - U.S. Dollar

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

ASSETS
Investment securities:
At cost	$12,860,442
At fair value	$12,860,442
Deposits with broker	2,494,463
Dividends and interest receivable	712
Receivable for Fund shares sold	21,500
Due from Advisor	3,418
Net unrealized appreciation on futures contacts	61,131
TOTAL ASSETS	15,441,666

LIABILITIES
Payable for Fund shares redeemed	49
Net unrealized depreciation on forward foreign currency contracts	11,499
TOTAL LIABILITIES	11,548
NET ASSETS	$15,430,118

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$13,903,438
Accumulated earnings	1,526,680
NET ASSETS	$15,430,118

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,777,588
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	484,120
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.87

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.47

Class I Shares:
Net Assets	$10,652,530
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,067,712
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.98

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2021

INVESTMENT INCOME
Interest	$4,182
TOTAL INVESTMENT INCOME	4,182

EXPENSES*
Investment advisory fees	212,923
Distribution (12b-1) fees: Class A	5,422
TOTAL EXPENSES	218,345

Less: Advisory fees waived by the Advisor	(212,923)
Less: 12b-1 fees waived by the Advisor	(5,422)

NET EXPENSES	—
NET INVESTMENT INCOME	4,182

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Futures contracts	2,618,217
Forward foreign currency contracts	(90,047)
2,528,170
Net change in unrealized appreciation on:
Futures contracts	105,780
Forward foreign currency contracts	111,608
217,388
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,745,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,749,740

*	See Note 4 to the consolidated financial statements for fee waiver.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$4,182	$60,071
Net realized gain on investments	2,528,170	1,472,418
Net change in unrealized appreciation (depreciation) on investments	217,388	(367,175)
Net increase in net assets resulting from operations	2,749,740	1,165,314

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(495,941)	(350,034)
Class I	(1,126,518)	(947,773)
Net decrease in net assets from distributions to shareholders	(1,622,459)	(1,297,807)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	296,999	569,692
Class I	307,565	253,062
Net asset value of shares issued in reinvestment of distributions:
Class A	495,941	350,034
Class I	918,070	767,699
Redemption fee proceeds:
Class A	340	340
Class I	767	800
Payments for shares redeemed:
Class A	(114,057)	(32,745)
Class I	(111,450)	(167,879)
Net increase in net assets from shares of beneficial interest	1,794,175	1,741,003

TOTAL INCREASE IN NET ASSETS	2,921,456	1,608,510

NET ASSETS
Beginning of Period	12,508,662	10,900,152
End of Period	$15,430,118	$12,508,662

SHARE ACTIVITY
Class A:
Shares Sold	30,318	59,372
Shares Reinvested	55,043	40,004
Shares Redeemed	(12,261)	(3,370)
Net increase in shares of beneficial interest outstanding	73,100	96,006

Class I:
Shares Sold	31,948	25,632
Shares Reinvested	100,775	86,942
Shares Redeemed	(11,703)	(16,894)
Net increase in shares of beneficial interest outstanding	121,020	95,680

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
April 30, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
(Unaudited)
Net asset value, beginning of period	$9.15	$9.29	$7.34	$10.49	$9.23	$9.45
Activity from investment operations:
Net investment income (loss) (1)	0.00	(10)	0.04	0.07	(0.17)	(0.24)	(0.29)
Net realized and unrealized gain (loss) on investments (4)	1.90	0.93	1.88	(1.45)	1.98	0.07
Total from investment operations	1.90	0.97	1.95	(1.62)	1.74	(0.22)
Less distributions from:
Net investment income	(1.18)	(1.11)	—	—	(0.48)	—
Net realized gains	—	—	—	(1.53)	—	—
Total distributions	(1.18)	(1.11)	—	(1.53)	(0.48)	—
Paid in capital from redemption fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—	—
Net asset value, end of period	$9.87	$9.15	$9.29	$7.34	$10.49	$9.23
Total return (2)	21.92	% (8)	11.00%	26.57%	(18.27)%	20.06%	(2.33)%
Net assets, at end of period (000s)	$4,778	$3,763	$2,926	$2,287	$2,794	$2,337
Ratio of gross expenses to average net assets (5,7)	3.24	% (9)	3.24%	3.24%	3.24	% (3)	3.21	% (3)	3.24	% (3)
Ratio of net expenses to average net assets (5,6)	0.00	% (9)	0.00%	0.93%	3.24	% (3)	3.21	% (3)	3.24	% (3)
Ratio of net investment income (loss) to average net assets (5)	0.06	% (9)	0.46%	0.77%	(2.01	)% (3)	(2.74	)% (3)	(3.08	)% (3)
Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(6)	Represents the ratio of expenses to average net assets net of expense reimbursements by the Advisor.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expenses reimbursements by the Advisor.

(8)	Not annualized.

(9)	Annualized.

(10)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
April 30, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
(Unaudited)
Net asset value, beginning of period	$9.24	$9.37	$7.40	$10.54	$9.27	$9.47
Activity from investment operations:
Net investment income (loss) (1)	0.00	(10)	0.05	0.10	(0.15)	(0.22)	(0.27)
Net realized and unrealized gain (loss) on investments (4)	1.92	0.93	1.87	(1.46)	1.99	0.07
Total from investment operations	1.92	0.98	1.97	(1.61)	1.77	(0.20)
Less distributions from:
Net investment income	(1.18)	(1.11)	—	—	(0.50)	—
Net realized gains	—	—	—	(1.53)	—	—
Total distributions	(1.18)	(1.11)	—	(1.53)	(0.50)	—
Paid in capital from redemption fees	0.00	(10)	0.00	(10)	0.00	(10)	—	—	—
Net asset value, end of period	$9.98	$9.24	$9.37	$7.40	$10.54	$9.27
Total return (2)	21.92	% (8)	11.05%	26.62%	(18.07)%	20.41%	(2.11)%
Net assets, at end of period (000s)	$10,653	$8,747	$7,974	$2,310	$2,818	$2,340
Ratio of gross expenses to average net assets (5,7)	2.99	% (9)	2.99%	2.99%	2.99	% (3)	2.96	% (3)	2.99	% (3)
Ratio of net expenses to average net assets (5,6)	0.00	% (9)	0.00%	0.46%	2.99	% (3)	2.96	% (3)	2.99	% (3)
Ratio of net investment income (loss) to average net assets (5)	0.06	% (9)	0.48%	1.16%	(1.76	)% (3)	(2.49	)% (3)	(2.83	)% (3)
Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(6)	Represents the ratio of expenses to average net assets net of expense reimbursements by the Advisor.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expenses reimbursements by the Advisor.

(8)	Not annualized.

(9)	Annualized.

(10)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2021

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay an initial sales charge of 1.00% on the purchase. Effective as of February 28, 2020, the Fund waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$12,860,442	$—	$—	$12,860,442
Futures Contracts (1)	61,131	—	—	61,131
Total	$12,921,573	$—	$—	$12,921,573
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (2)	—	11,499	—	11,499
Total	$—	$11,499	$—	$11,499

(1)	Represents net unrealized appreciation on futures contracts.

(2)	Represents net unrealized depreciation on forward foreign currency contracts.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Futures Contracts – Among other risks, which are disclosed in the Fund’s prospectus and statements of the additional information, and certain of which are discussed below, the Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

		CFC Net Assets	% of Fund Net Assets at April
	Inception Date of CFC	at April 30, 2021	30, 2021
Superfund-CFC	6/20/2014	$2,652,299	17.19%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include but are not limited to active trading risk, asset-backed securities risk, call option risk, commodities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, expense waiver risk, fixed income risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, hedging transactions risk, index risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, model risk, put option risk, regulatory risk, short sales risk, sovereign debt risk, subsidiary risk, tax risk, U.S. Government securities risk, valuation risk, volatility risk and written/sold options risk.

In accordance with its investment objective and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into derivative transactions with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A derivative counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments and the Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Expense Waiver Risk – Beginning on February 26, 2019, the Advisor has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) through February 28, 2022. There can be no assurance that the Advisor will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

Forward and Futures Contract Risk – The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, including increases to margin requirements by futures commission merchants as a result of market conditions or periods of high volatility, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Gap Risk – The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Model Risk – The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Advisor,

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

Subsidiary Risk – By investing in the Superfund-CFC, the Fund is indirectly exposed to the risks associated with the Superfund-CFC’s investments. The commodity-related instruments held by the Superfund-CFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Superfund-CFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Superfund-CFC to operate as described in the Fund’s prospectus and Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2021.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$234,183	$173,052	$61,131	$—	$—	$—
Foreign currency contracts	90,030	101,529	(11,499)	—	—	—
Total	$324,213	$274,581	$49,632	$—	$—	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to futures contracts and forward foreign currency contracts based on the information that was available to the Fund as of April 30, 2021. Total collateral held by the broker as of April 30, 2021 in the form of cash was $2,494,463 as presented gross as deposits with broker on the Consolidated Statement of Assets and Liabilities.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2021:

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity contracts:	Net unrealized appreciation on futures contracts	$43,974	Net unrealized depreciation on futures contracts	$31,900

Interest rate contracts:	Net unrealized appreciation on futures contracts	16,965	Net unrealized depreciation on futures contracts	52,912

Commodity contracts:	Net unrealized appreciation on futures contracts	153,917	Net unrealized depreciation on futures contracts	79,718

Foreign exchange contracts:	Net unrealized appreciation on futures contracts	19,327	Net unrealized depreciation on futures contracts	8,522
Foreign exchange contracts:	Net unrealized appreciation on forward foreign currency contracts	90,030	Net unrealized depreciation on forward foreign currency contracts	101,529

		$324,213		$274,581

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from futures contracts
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from forward foreign currency contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2021:

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2021
Futures Contracts	$149,341	$(10,971)	$44,272	$(76,862)	$105,780
Forward Foreign Currency Contracts	—	111,608	—	—	111,608
	$149,341	$100,637	$44,272	$(76,862)	$217,388

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2021
Futures Contracts	$1,342,547	$45,206	$1,801,187	$(570,723)	$2,618,217
Forward Foreign Currency Contracts	—	(90,047)	—	—	(90,047)
	$1,342,547	$(44,841)	$1,801,187	$(570,723)	$2,528,170

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold, using the first-in-first-out cost method with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2018 to October 31, 2020, or expected to be taken in the Fund’s October 31, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2021, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Superfund Advisors Inc. serves as the Fund’s investment advisor (the “Advisor”) . Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The Advisory Agreement will continue in effect year to year, provided that such continuation shall be specifically approved at least annually by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2021, the Advisor earned advisory fees of $212,923.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

Effective February 26, 2019, the Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and service (12b-1) fees and acquired fund fees and expenses, until February 28, 2022 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. This Agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this expense limitation arrangement will continue in place after February 28, 2022, at which time it will be determined whether such Agreement will be renewed or revised. For the six months ended April 30, 2021, the Advisor waived advisory fees of $212,923. Waived fees are not subject to potential future recoupment.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2022. The agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this fee waiver arrangement will continue in place after February 28, 2022, at which time it will be determined whether such arrangement will be renewed or revised. For the six months ended April 30, 2021, pursuant to the Plan, Class A accrued $5,422 in 12b-1 fees, of which $5,422 was waived pursuant to the agreement. Waived Rule 12b-1 fees are not subject to potential future recoupment.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2021, the Distributor received $218 in underwriting commissions for sales of Class A shares of which $28 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and depreciation at April 30, 2021, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$12,738,090	$122,352	$—	$122,352

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2020	October 31, 2019
Ordinary Income	$1,297,807	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,297,807	$—

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,613,413	$—	$—	$(901,401)	$(376,496)	$63,883	$399,399

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2021

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment gain (loss) is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures contracts and forward foreign currency contracts.

At October 31, 2020, the Fund had capital loss carryforwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$873,601	$27,800	$901,401	$—

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2021, the Fund assessed $1,107 in redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the 1940 Act. As of April 30, 2021, Superfund USA Holdings, Inc., an affiliate of the Advisor, held 92.39% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund
EXPENSE EXAMPLES
April 30, 2021 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/20	4/30/21	11/1/20 – 4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,219.20	$0.00	0.00%ǂ
Class I	1,000.00	1,219.20	0.00	0.00%ǂ

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,024.79	$0.00	0.00%ǂ
Class I	1,000.00	1,024.79	0.00	0.00%ǂ

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

ǂ	See Notes to Consolidated Financial Statements.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees, and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

SUPERFD-SAR21

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 6/30/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 6/30/21

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/30/21